PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2020	2019
Laboratory equipment and others	$2,180	$152
Computers	8	8
Vehicle	5	5
Furniture and equipment	15	13
Property and equipment, gross	2,208	178
Less - accumulated depreciation	(209)	(113)
Total property and equipment, net	$1,999	$65

Total depreciation expenses for the years ended December 31, 2020 and 2019 were $96 and $30, respectively.